Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2024
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Cybersecurity Risk Management and Strategy

Safeguarding the Company’s information systems, assets, data, intellectual property and network infrastructure and ensuring that risks related to cybersecurity threats are appropriately managed is essential to maintaining a consistently high level of service experience for our clients; the confidentiality, integrity and availability of our information systems; and the trust of our stakeholders, as well as meeting applicable regulatory requirements. We have implemented a multi-faceted cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes.

Our cybersecurity team is tasked with assessing, identifying and managing risks related to cybersecurity threats and, under the leadership of our Chief Executive Officer, is responsible for:

●	proactive detection and assessment of threats and vulnerabilities through vulnerability testing, penetration testing and attack simulation;
●	development of risk-based action plans to manage identified vulnerabilities and implementation of new protocols and infrastructure improvements;
●	cybersecurity incident investigations, with the assistance of third-party experts as required;
●	monitoring threats to sensitive data and unauthorized access to Company systems, with assistance of third-party data loss prevention software and a third-party security operations center;
●	performing cybersecurity risk assessments of key vendors and counterparties to ensure compliance with our and our clients’ cybersecurity standards;
●	developing and executing protocols to ensure that information regarding cybersecurity incidents is promptly shared with our Chief Executive Officer, executive leadership team, audit committee and board of directors, as appropriate, to allow for risk and materiality assessments and to consider disclosure and notice requirements;
●	developing and implementing periodic training on cybersecurity, information security and threat awareness; and
●	collaborating with law enforcement and other companies on cybersecurity incidents and best practices.

There were no material cybersecurity incidents during the year ended December 31, 2024, that resulted in an interruption to our operations, known losses of any critical data or otherwise had a material impact on the Company’s strategy, financial condition or results of operations. However, the scope and impact of any future incident cannot be predicted.

Cybersecurity Risk Management Processes Integrated [Text Block]	We have implemented a multi-faceted cybersecurity risk management framework, which is integrated in our overall enterprise risk management system and processes.
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Role of Management [Text Block]

Role of Management

Our Chief Executive Officer, Dong Hu, leads management’s assessment, identification and management of risks related to cybersecurity threats and receives regular briefings on cybersecurity matters from the cybersecurity team, including results of vulnerability testing and remediation, cyber incident response and progress on cybersecurity infrastructure initiatives. Mr. Hu has over 25 years of experience in the network communication and computing industry.  See “Item 6A—Directors and Senior Management” for more information on Mr. Hu’s expertise.

Cybersecurity Risk Management Expertise of Management Responsible [Text Block]	Mr. Hu has over 25 years of experience in the network communication and computing industry.
Cybersecurity Risk Board of Directors Oversight [Text Block]

Role of the Board of Directors

Our board of directors recognizes the importance of robust cybersecurity management programs and is actively engaged in overseeing and reviewing the Company’s cybersecurity risk profile and exposures. Our board of directors has delegated the oversight of our process for assessing, identifying and managing material risks related to cybersecurity threats to the audit committee.

The responsibilities of the audit committee include reviewing the cybersecurity threat landscape facing the Company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The audit committee also considers the impact of emerging cybersecurity developments and regulations that may affect the Company.

The audit committee and the board of directors meet periodically with relevant members of management who provide reports on cybersecurity matters including, among others: recent external cybersecurity threats and attack trends; updates to threat monitoring processes; the composition of our cybersecurity team; cybersecurity awareness training and stress testing; cybersecurity strategy; cybersecurity metrics, assessments and peer ratings; and cybersecurity programs. The audit committee has also directed management to inform the committee promptly and, when appropriate the board of directors, of any investigation of a material cybersecurity incident. Where an update has not been provided directly to the board of directors, the audit committee provides the full board of directors with updates on cybersecurity risks and incidents and other matters as needed, and reports to the board of directors on an ad hoc basis with respect to material incidents and other developments that the audit committee believes should have the board of directors’ consideration. The audit committee and the board of directors may, from time to time, engage third party advisors and experts, and meet with the Company’s external advisors on cybersecurity matters, as appropriate.

Cybersecurity Risk Management Positions or Committees Responsible [Text Block]

The responsibilities of the audit committee include reviewing the cybersecurity threat landscape facing the Company, as well as our strategy, policies and procedures to mitigate cybersecurity risks and any significant cybersecurity incidents. The audit committee also considers the impact of emerging cybersecurity developments and regulations that may affect the Company.

Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

The audit committee and the board of directors meet periodically with relevant members of management who provide reports on cybersecurity matters including, among others: recent external cybersecurity threats and attack trends; updates to threat monitoring processes; the composition of our cybersecurity team; cybersecurity awareness training and stress testing; cybersecurity strategy; cybersecurity metrics, assessments and peer ratings; and cybersecurity programs. The audit committee has also directed management to inform the committee promptly and, when appropriate the board of directors, of any investigation of a material cybersecurity incident. Where an update has not been provided directly to the board of directors, the audit committee provides the full board of directors with updates on cybersecurity risks and incidents and other matters as needed, and reports to the board of directors on an ad hoc basis with respect to material incidents and other developments that the audit committee believes should have the board of directors’ consideration. The audit committee and the board of directors may, from time to time, engage third party advisors and experts, and meet with the Company’s external advisors on cybersecurity matters, as appropriate.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true
Cybersecurity Risk Management Third Party Engaged [Flag]	true